Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Debt securities held	S/ 17,921,275	S/ 18,153,492
Net gains from the sale of financial investments	288,923	185,383	S/ 112,215
sovereign bonds [member]
Disclosure of financial assets [line items]
Net gains from the sale of financial investments	2,116,903
corporate bonds [member]
Disclosure of financial assets [line items]
Net gains from the sale of financial investments		1,387,643
Global bonds [member]
Disclosure of financial assets [line items]
Net gains from the sale of financial investments			S/ 1,497,451
Inteligo group corp [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Debt securities held	391,616	393,364
Interbank [Member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Debt securities held	S/ 335,529	S/ 320,713